Fixed assets, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Fixed assets, net

10. Fixed assets, net

Fixed assets consist of the following:

	At December 31,
	2025	2024	2023
	(In Euros)
Software (ERP Implementation)	€87,800	€87,800	87,800
Equipment	61,070	53,445	48,976
Total fixed assets	148,870	141,245	136,776
Less: accumulated depreciation	(126,405)	(98,323)	(53,799)
Fixed assets, net	€22,465	€42,922	€82,977

Software included software customization and development costs related to information technology security infrastructure and the Company’s ERP system.

Equipment consists of computers, furniture, and fixtures in our office space in Milan, Italy.

There were no significant purchases, disposals, or impairments during the current and previous periods.

Depreciation has been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated economic lives.